SHORT-TERM BANK LOAN	12 Months Ended
Dec. 31, 2013
SHORT-TERM BANK LOAN [Abstract]
SHORT-TERM BANK LOAN
14.	SHORT-TERM BANK LOAN

In February 2013, the Company entered into a financing agreement with a bank and obtained US dollars loans totaling $9,000,000 for the purpose of share repurchase. The loans were repayable on various dates up to February 2014 and secured by a pledge of RMB deposits equivalent to approximately of $9,900,000. In May 2013, the Company fully settled such US dollars loans. In November 2013, the pledge of RMB deposits was released.